Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,503,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,036.16
Total Offset Amount	0.00
Net Fee	1,036.16
Narrative - Max Aggregate Offering Price	$ 7,503,000.00
Final Prospectus	true